Related party transactions-Key management personnel compensation (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related party transactions
Consulting fees	$ 62,502	$ 118,398
Salary	300,868	144,000
Directors fees	140,830	82,549
Stock-based compensation	2,459,766	1,647,520
Key management personnel compensation	$ 2,963,966	$ 1,992,467